Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2022	Dec. 29, 2021	Dec. 30, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance

We are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company as required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K. For further information regarding the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with performance, see the Compensation Discussion and Analysis (CD&A) earlier in this proxy statement.

Pay versus Performance Table

							Value of Initial Fixed $100
							Investment Based on:
	Summary		Summary		Avg. Summary	Average
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation		S&P 1500
	Table Total	Actually Paid	Table Total	Actually Paid	Table Total	Actually Paid	Company	Restaurants	Net	Adjusted
	PEO1	PEO1	PEO2	PEO2	Non-PEO NEO	Non-PEO NEO	TSR	TSR	Income	EBITDA
Year	($)(1)	($)(1,2)	($)(1)	($)(1,2)	($)(1)	($)(1,2)			($ thousands)	($ thousands) (5)
2022	1,762,198	1,291,900			699,093	73,571	76	126	20,801	48,676
2021	1,499,832	1,046,794	1,738,455	(3,456,667)	1,107,640	705,482	93	141	29,121	63,395
2020			2,011,266	2,941,145	1,156,719	1,079,739	121	117	24,474	61,595

(1)	The executive officers included in the table above include:

Year	PEO1	PEO2	NEO
2022	L. Roberts		I. Fils, M. Hollandsworth, M. Lozano
2021	L. Roberts	B. Acoca	M. Lozano
2020		B. Acoca	M. Lozano, L. Roberts

(2)	The dollar amounts reported in the Compensation Actually Paid columns (CAP) are calculated in accordance with Item 402(v) of Regulation S-K. The fair value or change in fair value, as applicable, of equity awards included in such calculations was computed in accordance with FASB ASC Topic 718. The following adjustments were made to Summary Compensation Table total compensation for each year to determine Compensation Actually Paid (“CAP”):

	2022		2021			2020
Adjustments	PEO1	Average NEO	PEO1	PEO2	Average NEO	PEO2	Average NEO
Summary Compensation Table Total ($)	1,762,198	699,093	1,499,832	1,738,455	1,107,640	2,011,266	1,156,719
Grant date fair value of equity awards made in the Covered Year and reported in the Summary Compensation Table ($)	(1,000,000)	(350,000)	(700,000)	(1,000,000)	(500,000)	(1,000,000)	(625,019)
Year-end fair value of awards made in the Covered Year that were unvested at the end of the Covered Year ($)	950,717	192,467	553,406	0	367,190	1,452,706	907,932
Change in fair value during the Covered Year of awards made in prior years that were unvested at the end of the Covered Year ($)	(230,513)	0	(292,071)	0	(249,235)	582,806	152,122
Change in fair value during the Covered Year of awards made in prior years that vested during the Covered Year ($)	(190,502)	(31,486)	(14,373)	(63,346)	(20,113)	(105,632)	(8,950)
Fair value at the beginning of the Covered Year of any awards granted prior years that failed to meet the applicable vesting conditions during the Covered Year	0	(436,502)	0	(4,131,776)	0	0	(503,065)
Compensation Actually Paid ($)	1,291,900	73,571	1,046,794	(3,456,667)	705,482	2,941,145	1,079,739

(3)	TSR (Total Shareholder Return) is calculated in accordance with Item 201(e) of Regulation S-K.
(4)	Refers to the S&P 1500 Restaurant Index included in “Item 5. Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities-Stock Performance Graph” in the Company’s Annual Report on Form 10-K for the fiscal year ended December 28, 2022.
(5)	Adjusted EBITDA is defined below in (Appendix A: "Definition of Non-GAAP and other Key Financial Measures").

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]

							Value of Initial Fixed $100
							Investment Based on:
	Summary		Summary		Avg. Summary	Average
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation		S&P 1500
	Table Total	Actually Paid	Table Total	Actually Paid	Table Total	Actually Paid	Company	Restaurants	Net	Adjusted
	PEO1	PEO1	PEO2	PEO2	Non-PEO NEO	Non-PEO NEO	TSR	TSR	Income	EBITDA
Year	($)(1)	($)(1,2)	($)(1)	($)(1,2)	($)(1)	($)(1,2)			($ thousands)	($ thousands) (5)
2022	1,762,198	1,291,900			699,093	73,571	76	126	20,801	48,676
2021	1,499,832	1,046,794	1,738,455	(3,456,667)	1,107,640	705,482	93	141	29,121	63,395
2020			2,011,266	2,941,145	1,156,719	1,079,739	121	117	24,474	61,595

(1)	The executive officers included in the table above include:

Year	PEO1	PEO2	NEO
2022	L. Roberts		I. Fils, M. Hollandsworth, M. Lozano
2021	L. Roberts	B. Acoca	M. Lozano
2020		B. Acoca	M. Lozano, L. Roberts

Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The dollar amounts reported in the Compensation Actually Paid columns (CAP) are calculated in accordance with Item 402(v) of Regulation S-K. The fair value or change in fair value, as applicable, of equity awards included in such calculations was computed in accordance with FASB ASC Topic 718. The following adjustments were made to Summary Compensation Table total compensation for each year to determine Compensation Actually Paid (“CAP”):

	2022		2021			2020
Adjustments	PEO1	Average NEO	PEO1	PEO2	Average NEO	PEO2	Average NEO
Summary Compensation Table Total ($)	1,762,198	699,093	1,499,832	1,738,455	1,107,640	2,011,266	1,156,719
Grant date fair value of equity awards made in the Covered Year and reported in the Summary Compensation Table ($)	(1,000,000)	(350,000)	(700,000)	(1,000,000)	(500,000)	(1,000,000)	(625,019)
Year-end fair value of awards made in the Covered Year that were unvested at the end of the Covered Year ($)	950,717	192,467	553,406	0	367,190	1,452,706	907,932
Change in fair value during the Covered Year of awards made in prior years that were unvested at the end of the Covered Year ($)	(230,513)	0	(292,071)	0	(249,235)	582,806	152,122
Change in fair value during the Covered Year of awards made in prior years that vested during the Covered Year ($)	(190,502)	(31,486)	(14,373)	(63,346)	(20,113)	(105,632)	(8,950)
Fair value at the beginning of the Covered Year of any awards granted prior years that failed to meet the applicable vesting conditions during the Covered Year	0	(436,502)	0	(4,131,776)	0	0	(503,065)
Compensation Actually Paid ($)	1,291,900	73,571	1,046,794	(3,456,667)	705,482	2,941,145	1,079,739

Non-PEO NEO Average Total Compensation Amount	$ 699,093	$ 1,107,640	$ 1,156,719
Non-PEO NEO Average Compensation Actually Paid Amount	$ 73,571	705,482	1,079,739
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	The dollar amounts reported in the Compensation Actually Paid columns (CAP) are calculated in accordance with Item 402(v) of Regulation S-K. The fair value or change in fair value, as applicable, of equity awards included in such calculations was computed in accordance with FASB ASC Topic 718. The following adjustments were made to Summary Compensation Table total compensation for each year to determine Compensation Actually Paid (“CAP”):

	2022		2021			2020
Adjustments	PEO1	Average NEO	PEO1	PEO2	Average NEO	PEO2	Average NEO
Summary Compensation Table Total ($)	1,762,198	699,093	1,499,832	1,738,455	1,107,640	2,011,266	1,156,719
Grant date fair value of equity awards made in the Covered Year and reported in the Summary Compensation Table ($)	(1,000,000)	(350,000)	(700,000)	(1,000,000)	(500,000)	(1,000,000)	(625,019)
Year-end fair value of awards made in the Covered Year that were unvested at the end of the Covered Year ($)	950,717	192,467	553,406	0	367,190	1,452,706	907,932
Change in fair value during the Covered Year of awards made in prior years that were unvested at the end of the Covered Year ($)	(230,513)	0	(292,071)	0	(249,235)	582,806	152,122
Change in fair value during the Covered Year of awards made in prior years that vested during the Covered Year ($)	(190,502)	(31,486)	(14,373)	(63,346)	(20,113)	(105,632)	(8,950)
Fair value at the beginning of the Covered Year of any awards granted prior years that failed to meet the applicable vesting conditions during the Covered Year	0	(436,502)	0	(4,131,776)	0	0	(503,065)
Compensation Actually Paid ($)	1,291,900	73,571	1,046,794	(3,456,667)	705,482	2,941,145	1,079,739

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]

Stock Performance Graph

The following graph illustrates the total cumulative shareholder return for (i) our common stock and (ii) the Nasdaq Composite Total Return Index, for the three years ended December 28, 2022. The graph assumes the investment of $100 at the beginning of the period (at the closing price of our common stock on December 24, 2019) and the reinvestment of all dividends. Specifically, the graph assumes that the $1.50 per share special cash dividend paid to shareholders was reinvested in 2022. Stockholder returns over the indicated period should not be considered indicative of future stockholder returns.

The stock performance graph shall not be deemed soliciting material or to be filed with the SEC or subject to Regulation 14A or 14C under the Exchange Act or to the liabilities of Section 18 of the Exchange Act, nor shall it be incorporated by reference into any past or future filing under the Securities Act of 1933, as amended (the “Securities Act”) or the Exchange Act, except to the extent we specifically request that it be treated as soliciting material or specifically incorporate it by reference into a filing under the Securities Act or the Exchange Act.

Tabular List [Table Text Block]

Performance Measures
Adjusted EBITDA
Revenue

Total Shareholder Return Amount	$ 76	93	121
Peer Group Total Shareholder Return Amount	126	141	117
Net Income (Loss)	$ 20,801,000,000	$ 29,121,000,000	$ 24,474,000,000
Company Selected Measure Amount	48,676,000,000	63,395,000,000	61,595,000,000
PEO Name	L. Roberts
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
PEO 1
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,762,198	$ 1,499,832
PEO Actually Paid Compensation Amount	1,291,900	1,046,794
PEO 1 | Grant date fair value of equity awards made in the Covered Year and reported in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,000,000)	(700,000)
PEO 1 | Year-end fair value of awards made in the Covered Year that were unvested at the end of the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	950,717	553,406
PEO 1 | Change in fair value during the Covered Year of awards made in prior years that were unvested at the end of the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(230,513)	(292,071)
PEO 1 | Change in fair value during the Covered Year of awards made in prior years that vested during the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(190,502)	(14,373)
PEO 1 | Fair value at the beginning of the Covered Year of any awards granted prior years that failed to meet the applicable vesting conditions during the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO 2
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		1,738,455	$ 2,011,266
PEO Actually Paid Compensation Amount		(3,456,667)	2,941,145
PEO 2 | Grant date fair value of equity awards made in the Covered Year and reported in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,000,000)	(1,000,000)
PEO 2 | Year-end fair value of awards made in the Covered Year that were unvested at the end of the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	1,452,706
PEO 2 | Change in fair value during the Covered Year of awards made in prior years that were unvested at the end of the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	582,806
PEO 2 | Change in fair value during the Covered Year of awards made in prior years that vested during the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(63,346)	(105,632)
PEO 2 | Fair value at the beginning of the Covered Year of any awards granted prior years that failed to meet the applicable vesting conditions during the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,131,776)	0
Average NEO
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	699,093	1,107,640	1,156,719
Non-PEO NEO Average Compensation Actually Paid Amount	73,571	705,482	1,079,739
Average NEO | Grant date fair value of equity awards made in the Covered Year and reported in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(350,000)	(500,000)	(625,019)
Average NEO | Year-end fair value of awards made in the Covered Year that were unvested at the end of the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	192,467	367,190	907,932
Average NEO | Change in fair value during the Covered Year of awards made in prior years that were unvested at the end of the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(249,235)	152,122
Average NEO | Change in fair value during the Covered Year of awards made in prior years that vested during the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(31,486)	(20,113)	(8,950)
Average NEO | Fair value at the beginning of the Covered Year of any awards granted prior years that failed to meet the applicable vesting conditions during the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (436,502)	$ 0	$ (503,065)